SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Payables and Accruals [Abstract]
Trade and other payables	$ 4,656,265	$ 3,435,123	$ 1,159,477
Accrued liabilities	2,891,440	1,607,353	1,436,270
Deferred revenue	11,040
Total	$ 7,558,745	$ 5,042,476	$ 2,595,747